Document and Entity Information	3 Months Ended
Mar. 31, 2021
Document And Entity Information
Entity Registrant Name	DUOS TECHNOLOGIES GROUP, INC.
Entity Central Index Key	0001396536
Document Type	S-1/A
Amendment Flag	true
Amendment description	Updated Financials.
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true